Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Starry, Inc [Member]
Operating Loss Carryforwards [Line Items]
Valuation Allowance			$ 142,791,000	$ 92,824,000
Increased Valuation Allowance			49,967,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 0
Federal [Member] | Starry, Inc [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			485,122,000
Federal [Member] | Starry, Inc [Member] | Expirable [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			49,477,000
Federal [Member] | Starry, Inc [Member] | Not Expirable [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			435,645,000
State [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision		$ 0
State [Member] | Starry, Inc [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			488,824,000
State [Member] | Starry, Inc [Member] | Expirable [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			4,326,000
State [Member] | Starry, Inc [Member] | Not Expirable [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 2,792,000